Schedule of Operating Lease Amounts Recognized in the Consolidated Balance Sheet (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Leases
Right-of-use assets	$ 201,336	$ 1,563,916	$ 2,957,515
Operating lease liabilities - current	185,469	1,440,666	1,392,826
Operating lease liabilities - non-current	$ 15,867	$ 123,249	$ 1,570,307
Weighted average remaining lease term	1 year 29 days	1 year 29 days	2 years 29 days
Weighted average discount rate	4.88%	4.88%	4.84%